Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)
Schedule of Inventories [Abstract]
Finished goods	¥ 4,115				¥ 107	$ 574
Gross total	4,115				107	574
Less: provision for impairment of inventories
Net inventories	¥ 4,115				¥ 107	$ 574